Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising annual emolument (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Glenn Hutchins | Minimum
Disclosure of transactions between related parties [line items]
Annual emoluments, per director	€ 700,000
Members of the board of directors
Disclosure of transactions between related parties [line items]
Annual emoluments, per director	100,940	€ 98,000
Members of the executive committee
Disclosure of transactions between related parties [line items]
Annual emoluments, per director	175,100	170,000
Members of the audit committee
Disclosure of transactions between related parties [line items]
Annual emoluments, per director	44,290	43,000
Members of the appointments committee
Disclosure of transactions between related parties [line items]
Annual emoluments, per director	28,840	28,000
Members of the remuneration committee
Disclosure of transactions between related parties [line items]
Annual emoluments, per director	28,840	28,000
Members of the risk supervision, regulation and compliance committee
Disclosure of transactions between related parties [line items]
Annual emoluments, per director	44,290	43,000
Members of the responsible banking, sustainability and culture committee
Disclosure of transactions between related parties [line items]
Annual emoluments, per director	28,840	28,000
Members of the innovation and technology committee
Disclosure of transactions between related parties [line items]
Annual emoluments, per director	28,840	28,000
Chair of the audit committee
Disclosure of transactions between related parties [line items]
Annual emoluments, per director	72,100	70,000
Chair of the appointments committee
Disclosure of transactions between related parties [line items]
Annual emoluments, per director	51,500	50,000
Chair of the remuneration committee
Disclosure of transactions between related parties [line items]
Annual emoluments, per director	51,500	50,000
Chair of the risk supervision, regulation and compliance committee
Disclosure of transactions between related parties [line items]
Annual emoluments, per director	72,100	70,000
Chair of the responsible banking, sustainability and culture committee
Disclosure of transactions between related parties [line items]
Annual emoluments, per director	51,500	50,000
Chair of the innovation and technology committee
Disclosure of transactions between related parties [line items]
Annual emoluments, per director	72,100	70,000
Lead independent director
Disclosure of transactions between related parties [line items]
Annual emoluments, per director	113,300	110,000
Non-executive Vice Chair
Disclosure of transactions between related parties [line items]
Annual emoluments, per director	€ 30,900	€ 30,000